RESTRICTED CASH AND INVESTMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Restricted Cash and Investments [Abstract]
Schedule of restricted cash, escrow deposits and investments
The following table sets forth the Company’s various restricted cash, escrow deposits and related financial instruments excluding $3.6 million classified as assets held for sale:

(Amounts in 000’s)	September 30, 2016	December 31, 2015
Cash collateral and certificates of deposit	$245	$7,687
Replacement reserves	836	950
Escrow deposits	715	532
Total current portion	1,796	9,169

Restricted investments for other debt obligations	2,279	2,264
HUD and other replacement reserves	1,403	1,294
Total noncurrent portion	3,682	3,558
Total restricted cash	$5,478	$12,727

The following presents the Company's various restricted cash, escrow deposits and investments:

	December 31,
Amounts in (000's)	2015	2014
Collateral cash and certificates of deposit	$7,687	$2,302
Current replacement reserves	950	646
Escrow deposits	532	338
Other restricted cash	—	35
Total current portion	9,169	3,321
Restricted investments for other debt obligations	2,264	3,446
HUD replacement reserves	1,174	1,074
Reserves for capital improvements	120	936
Total noncurrent portion	3,558	5,456
Total restricted cash and investments	$12,727	$8,777